UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2614

Fidelity Exchange Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Exchange

Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Semiannual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.4	5.9
American Express Co.	4.7	4.4
Johnson & Johnson	3.9	4.3
Exxon Mobil Corp.	3.8	4.2
Hewlett-Packard Co.	3.6	3.1
McGraw-Hill Companies, Inc.	3.2	3.4
Gannett Co., Inc.	3.2	3.1
Coach, Inc.	3.0	2.3
Pfizer, Inc.	2.8	2.7
Tribune Co.	2.8	2.8
	37.4
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.0	20.2
Health Care	19.2	18.6
Industrials	14.5	14.5
Consumer Staples	13.5	14.1
Financials	12.8	12.2
Asset Allocation (% of fund's net assets)
As of June 30, 2003 *		As of December 31, 2002 **
	Stocks 98.8%		Stocks 98.8%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	2.1%	** Foreign investments	2.0%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.2%
Dana Corp.	22,174	$ 256,331
Delphi Corp.	17,880	154,304
		410,635
Automobiles - 0.3%
General Motors Corp.	18,771	675,756
Hotels, Restaurants & Leisure - 2.4%
McDonald's Corp.	233,717	5,155,797
Household Durables - 0.3%
The Stanley Works	24,848	685,805
Media - 13.0%
Cox Communications, Inc. Class A (a)	25,881	825,604
Gannett Co., Inc.	89,961	6,909,904
General Motors Corp. Class H (a)	19,615	251,268
Knight-Ridder, Inc.	33,700	2,322,941
McGraw-Hill Companies, Inc.	114,215	7,081,330
Tribune Co.	124,710	6,023,493
Viacom, Inc. Class B (non-vtg.) (a)	29,066	1,269,022
Walt Disney Co.	173,327	3,423,208
		28,106,770
Multiline Retail - 0.6%
Neiman Marcus Group, Inc. Class B (a)	11,452	395,094
The May Department Stores Co.	37,285	829,964
		1,225,058
Specialty Retail - 0.2%
Payless ShoeSource, Inc. (a)	37,320	466,500
Textiles Apparel & Luxury Goods - 3.0%
Coach, Inc. (a)	132,100	6,570,654
TOTAL CONSUMER DISCRETIONARY		43,296,975
CONSUMER STAPLES - 13.5%
Beverages - 4.3%
Anheuser-Busch Companies, Inc.	110,582	5,645,211
The Coca-Cola Co.	79,303	3,680,452
		9,325,663
Food & Staples Retailing - 0.3%
SUPERVALU, Inc.	27,717	590,926
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 1.0%
General Mills, Inc.	13,874	$ 657,766
Sara Lee Corp.	80,047	1,505,684
		2,163,450
Household Products - 4.3%
Colgate-Palmolive Co.	67,385	3,904,961
Procter & Gamble Co.	61,879	5,518,369
		9,423,330
Personal Products - 1.9%
Gillette Co.	128,071	4,080,342
Tobacco - 1.7%
Altria Group, Inc.	81,196	3,689,546
TOTAL CONSUMER STAPLES		29,273,257
ENERGY - 8.0%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	52,168	2,481,632
Transocean, Inc.	9,870	216,844
		2,698,476
Oil & Gas - 6.7%
Anadarko Petroleum Corp.	5,725	254,591
ChevronTexaco Corp.	46,510	3,358,022
Exxon Mobil Corp.	230,855	8,290,003
Kerr-McGee Corp.	12,470	558,656
Royal Dutch Petroleum Co. (NY Shares)	43,000	2,004,660
		14,465,932
TOTAL ENERGY		17,164,408
FINANCIALS - 12.8%
Capital Markets - 1.5%
Lehman Brothers Holdings, Inc.	34,914	2,321,083
Waddell & Reed Financial, Inc. Class A	35,876	920,937
		3,242,020
Commercial Banks - 0.6%
Bank One Corp.	34,400	1,278,992
Consumer Finance - 4.7%
American Express Co.	244,403	10,218,489
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 2.4%
Citigroup, Inc.	118,900	$ 5,088,920
Insurance - 3.6%
Berkshire Hathaway, Inc. Class B (a)	1,970	4,787,100
Torchmark Corp.	75,602	2,816,175
Travelers Property Casualty Corp.:
Class A	5,400	85,860
Class B	10,895	171,814
		7,860,949
TOTAL FINANCIALS		27,689,370
HEALTH CARE - 19.2%
Health Care Equipment & Supplies - 4.0%
Becton, Dickinson & Co.	87,148	3,385,700
Guidant Corp.	102,622	4,555,391
Zimmer Holdings, Inc. (a)	16,701	752,380
		8,693,471
Pharmaceuticals - 15.2%
Bristol-Myers Squibb Co.	168,116	4,564,349
Eli Lilly & Co.	36,298	2,503,473
Johnson & Johnson	163,210	8,437,957
Merck & Co., Inc.	64,368	3,897,482
Pfizer, Inc.	178,049	6,080,373
Schering-Plough Corp.	135,638	2,522,867
Wyeth	106,004	4,828,482
		32,834,983
TOTAL HEALTH CARE		41,528,454
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.2%
Raytheon Co.	36,740	1,206,542
United Technologies Corp.	50,494	3,576,490
		4,783,032
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	34,450	829,901
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 8.1%
3M Co.	28,500	$ 3,675,930
General Electric Co.	486,003	13,938,567
		17,614,497
Machinery - 3.3%
Parker Hannifin Corp.	126,007	5,291,034
SPX Corp. (a)	42,016	1,851,225
		7,142,259
Road & Rail - 0.5%
Union Pacific Corp.	18,190	1,055,384
TOTAL INDUSTRIALS		31,425,073
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.9%
Motorola, Inc.	200,798	1,893,525
Computers & Peripherals - 4.9%
Hewlett-Packard Co.	363,005	7,732,007
International Business Machines Corp.	34,588	2,853,510
		10,585,517
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	73,353	1,434,051
Semiconductors & Semiconductor Equipment - 0.3%
Cabot Microelectronics Corp. (a)	11,977	604,479
Software - 1.1%
Microsoft Corp.	93,300	2,389,413
TOTAL INFORMATION TECHNOLOGY		16,906,985
MATERIALS - 2.2%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	88,129	3,666,166
Cabot Corp.	38,811	1,113,876
		4,780,042
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
ALLTEL Corp.	1,756	84,674
Sprint Corp. - FON Group	97,300	1,401,120
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
WorldCom, Inc.:
- MCI Group	5,970	$ 866
- WorldCom Group (a)	149,268	5,672
		1,492,332
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	47,500	273,125
TOTAL TELECOMMUNICATION SERVICES		1,765,457
TOTAL COMMON STOCKS (Cost $25,400,736)		213,830,021
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $2,404,000)	$ 2,404,068	2,404,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $27,804,736)		216,234,021
NET OTHER ASSETS - 0.1%		174,197
NET ASSETS - 100%		$ 216,408,218
Legend
(a) Non-income producing
Other Information

Sales of securities, other than short-term securities, aggregated $11,039,386, which represents the current value of securities delivered in redemption of fund shares. The realized gain of $10,268,737 on securities delivered in redemption of fund shares is not taxable to the fund. There were no purchases of securities during the period.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $20,200 of which $20,100 and $100 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,404,000) (cost $27,804,736) - See accompanying schedule		$ 216,234,021
Cash		50
Dividends receivable		305,410
Total assets		216,539,481

Liabilities
Payable for fund shares redeemed	$ 43
Accrued management fee	99,233
Other payables and accrued expenses	31,987
Total liabilities		131,263

Net Assets		$ 216,408,218
Net Assets consist of:
Paid in capital		$ 27,823,713
Undistributed net investment income		175,389
Accumulated undistributed net realized gain (loss) on investments		(20,169)
Net unrealized appreciation (depreciation) on investments		188,429,285
Net Assets, for 1,010,779 shares outstanding		$ 216,408,218
Net Asset Value, offering price and redemption price per share ($216,408,218 ÷ 1,010,779 shares)		$ 214.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,801,227
Interest		16,125
Total income		1,817,352

Expenses
Management fee	$ 557,946
Transfer agent fees	72,918
Non-interested trustees' compensation	88
Custodian fees and expenses	6,096
Audit	20,465
Legal	669
Miscellaneous	693
Total expenses before reductions	658,875
Expense reductions	(367)	658,508
Net investment income (loss)		1,158,844
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		10,268,737
Change in net unrealized appreciation (depreciation) on investment securities		9,614,569
Net gain (loss)		19,883,306
Net increase (decrease) in net assets resulting from operations		$ 21,042,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,158,844	$ 2,554,780
Net realized gain (loss)	10,268,737	23,071,719
Change in net unrealized appreciation (depreciation)	9,614,569	(70,789,231)
Net increase (decrease) in net assets resulting from operations	21,042,150	(45,162,732)
Distributions to shareholders from net investment income	(1,013,483)	(2,545,448)
Share transactions Reinvestment of distributions	206,494	701,889
Cost of shares redeemed	(11,315,012)	(25,328,453)
Net increase (decrease) in net assets resulting from share transactions	(11,108,518)	(24,626,564)
Total increase (decrease) in net assets	8,920,149	(72,334,744)

Net Assets
Beginning of period	207,488,069	279,822,813
End of period (including undistributed net investment income of $175,389 and undistributed net investment income of $30,028, respectively)	$ 216,408,218	$ 207,488,069
Other Information Shares
Issued in reinvestment of distributions	937	3,407
Redeemed	(54,922)	(114,819)
Net increase (decrease)	(53,985)	(111,412)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 194.87	$ 237.91	$ 266.90	$ 272.16	$ 248.62	$ 211.50
Income from Investment Operations
Net investment income (loss)D	1.11	2.28	2.24	2.15	2.21	2.39
Net realized and unrealized gain (loss)	19.12	(42.97)	(28.98)	(5.21)	23.58	37.17
Total from investment operations	20.23	(40.69)	(26.74)	(3.06)	25.79	39.56
Distributions from net investment income	(1.00)	(2.35)	(2.25)	(2.20)	(2.25)	(2.44)
Net asset value, end of period	$ 214.10	$ 194.87	$ 237.91	$ 266.90	$ 272.16	$ 248.62
Total ReturnB,C	10.37%	(17.15)%	(10.05)%	(1.13)%	10.41%	18.74%
Ratios to Average Net AssetsE
Expenses before expense reductions	.64%A	.64%	.63%	.62%	.62%	.62%
Expenses net of voluntary waivers, if any	.64%A	.64%	.63%	.62%	.62%	.62%
Expenses net of all reductions	.64%A	.64%	.62%	.62%	.62%	.62%
Net investment income (loss)	1.12%A	1.05%	.92%	.81%	.84%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,408	$ 207,488	$ 279,823	$ 328,529	$ 354,249	$ 358,689
Portfolio turnover rate	0%	0%	3%	0%	1%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Exchange Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 10 million shares. Shares of the fund are not currently available for purchase. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to redemptions in kind and capital loss carryforwards.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 191,917,186	|
Unrealized depreciation	(3,487,901)
Net unrealized appreciation (depreciation)	$ 188,429,285
Cost for federal income tax purposes	$ 27,804,736

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of 6/10 of 1% of the fund's average net assets. In addition, FMR provides portfolio accounting and bookkeeping services to the fund and determines the net asset value per share of the fund. The management fee is subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceed $4 billion in any month. The management fee payable by the fund on its portion of the excess is reduced by 10%. For the period, the fund's annualized management fee rate was .54% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $364, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EXC-USAN-0803
1.788746.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003